LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
LOANS PAYABLE
LOANS PAYABLE

16LOANS PAYABLE

The following is a continuity of the Company’s loans payable:

	Promissory note	Bank Loan	Total
Balance as at January 1, 2024	—	—	—
Proceeds from loan issuance	6,532	—	6,532
Interest expense	617	—	617
Interest paid	(454)	—	(454)
Repayment of principal	—	—	—
Effect of foreign currency exchange rate	(116)	—	(116)
Balance as at December 31, 2024	6,579	—	6,579

Proceeds from loan issuance	—	3,455	3,455
Interest expense	363	81	444
Interest paid	(512)	(67)	(579)
Repayment of principal	(6,139)	—	(6,139)
Effect of foreign currency exchange rate	(291)	43	(248)
Balance as at December 31, 2025	—	3,512	3,512

Promissory note

On April 24, 2024, the Company obtained a secured promissory note in the principal amount of USD 7.0m from a member of management. The secured promissory note matured on April 24, 2025, with an extension agreed to September 15, 2025. It bore an interest at an annual rate of 14%, payable quarterly.

During the year ended December 31, 2025, the Company fully repaid the USD 7.0m secured promissory note.

During the year ended December 31, 2025, interest expense of EUR 363 in respect of the promissory note was recognized within net interest expense and other financing charges in respect (year ended December 31, 2024: EUR 617).

Revolving credit facility

On September 12, 2025, the Company entered into a financing agreement with a Tier One Canadian financial institution for certain revolving credit facilities in a maximum aggregate amount of up to USD 6.0m to support its ongoing working capital and general corporate requirements.

The credit facilities are secured by, amongst other things, a security interest over all of the assets of the Company and certain of its key operating subsidiaries, and are uncommitted and are repayable upon the earlier of (i) demand by lender, (ii) the occurrence of certain insolvency events, and (iii) on the one-year anniversary of the closing date, unless a one-year extension is granted at the lender’s discretion.

16LOANS PAYABLE (CONTINUED)

The agreement includes customary legal and financial covenants, including a requirement for the Company to maintain a Total Funded Debt to EBITDA ratio not exceeding 2.50:1.00, and a Fixed Charge Coverage Ratio of not less than 1.25:1.00. These financial covenants are to be tested on a consolidated basis at the end of each fiscal quarter. The Company was in compliance with these covenants as at the reporting date.

Under the terms of the Company’s credit facility, interest and standby fees are payable based on the applicable benchmark rate plus a margin that varies according to the Company’s Total Funded Debt to EBITDA ratio, as set out below:

Applicable margin schedule

Total Funded Debt / EBITDA	Term COBRA Loans	Adjusted Term SOFR Loans	CDN$ Prime Rate or US$ Base Rate Loans	Standby Fees
<2.00:1.00	3.00%	3.00%	2.00%	0.75%
≥ 2.00:1.00	4.00%	4.00%	3.00%	1.75%

The Applicable Margin is determined at the end of each fiscal quarter based on the Company’s most recently reported Total Funded Debt to EBITDA ratio.

Interest rates

Interest on borrowings is calculated as follows:

●	CDN$ Prime Rate loans: Prime Rate plus the Applicable Margin per annum
●	US$ Base Rate loans: Base Rate plus the Applicable Margin per annum
●	CDN$ Term CORRA loans: Term CORRA plus a credit spread adjustment (“CSA”) plus the Applicable Margin per annum
●	Adjusted Term SOFR loans: Adjusted Term SOFR (being Term SOFR plus CSA) plus the Applicable Margin per annum, based on a 360-day year

During the year ended December 31, 2025, interest expense of EUR 81 in respect of the revolving credit facility was recognized within net interest expense and other financing charges in respect (year ended December 31, 2024: EUR nil).

Drawdowns

During the year ended December 31, 2025, the Company drew CAD 4.5m in CDN$ Term CORRA loans and CAD 1.1m in CDN$ Prime Rate loans.